INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022
Intangible assets
Intangible assets	$ 174,453,875	$ 173,783,956
Gross carrying amount
Intangible assets
Intangible assets	211,204,058	202,306,618	$ 199,774,721	$ 94,229,557
Accumulated depreciation
Intangible assets
Intangible assets	$ (36,750,183)	$ (28,522,662)	$ (25,486,426)	$ (17,524,688)